Related party transactions - Additional Information (Detail) € in Millions	12 Months Ended
Sep. 30, 2021 EUR (€)
Statement [Line Items]
Explanation of terms and conditions of outstanding balances for related party transaction	All outstanding balances with these related parties are to be settled in cash within two months of the reporting date
Expense recognised during period for bad and doubtful debts for related party transaction	€ 0
SIGNA International Sports Holding GmbH Munich Germany
Statement [Line Items]
Name of parent entity	SIGNA International Sports Holding GmbH, Munich, Germany
SIGNA Retail GmbH Vienna Austria
Statement [Line Items]
Name of ultimate parent of group	SIGNA Retail GmbH, Vienna, Austria
SIGNA Retail AG Zrich Switzerland
Statement [Line Items]
Name of most senior parent entity producing publicly available financial statements	SIGNA Retail AG, Zürich, Switzerland
Karstadt Sports
Statement [Line Items]
Description of transactions with related party	Karstadt is compensated for its retail space and sales services by a monthly rental payment, a marketing fee, a purchase commission, a sales commission and cost of goods.